Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Net operating loss carryforwards	$ 9,787	$ 10,967
Accrued expenses	5,916	6,749
Tax credit carryforwards	5,614	9,689
Security, loan and debt valuations	5,190	4,264
Allowance for credit losses	5,047	6,100
Employee compensation and retirement benefits	3,665	2,729
State income taxes	2,034	2,643
Available-for-sale securities	0	1,918
Other	1,688	722
Gross deferred tax assets	38,941	45,781
Valuation allowance	(1,111)	(1,940)
Total deferred tax assets, net of valuation allowance	37,830	43,841
Deferred tax liabilities
Equipment lease financing	2,880	3,106
Intangibles	1,349	1,529
Mortgage servicing rights	1,041	1,547
Available-for-sale securities	828	0
Fee income	816	798
Long-term borrowings	587	3,033
Other	2,075	1,472
Gross deferred tax liabilities	9,576	11,485
Net deferred tax assets	$ 28,254	$ 32,356